Operating segments	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Operating segments	Operating segments:
The Corporation operates in a single segment, Fuel Cell Products and Services, which consists of the sale and service of PEM fuel cell products for the power product markets of Heavy-Duty Motive (consisting of bus, truck, rail and marine applications), Material Handling and Backup Power, as well as the delivery of Technology Solutions, including engineering services, technology transfer and the licensing and sale of the Corporation’s extensive intellectual property portfolio and fundamental knowledge for a variety of fuel cell applications.
The results of Ballard Motive Solutions from the date of acquisition on November 11, 2021 to December 31, 2021, are currently included in the Technology Solutions market.
In 2021, revenues included sales to one individual customer of $35,239,000, which exceeded 10% of total revenue. In 2020, revenues included sales to two individual customers of $44,855,000, and $15,965,000, respectively, which each exceeded 10% of total revenue.
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2021	2020
China	$38,818	$54,267
Germany	22,063	23,032
United States	17,536	8,010
United Kingdom	8,968	7,876
Canada	3,063	1,259
Denmark	3,026	1,171
Norway	2,521	436
Belgium	2,121	2,673
France	1,827	1,090
Japan	954	2,695
Spain	926	128
Taiwan	912	1,008
Poland	541	—
India	439	—
Ukraine	244	—
Sweden	129	—
Other countries	417	232
	$104,505	$103,877

Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2021	2020
Canada	$157,805	$88,128
China	29,009	27,577
United Kingdom	17,552	—
United States	4,121	4,107
Denmark	3,270	1,472
	$211,757	$121,284